UNITED STATES
                  Securities and Exchange Commission
                         Washington, DC. 20549

                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]




                        BLANKINSHIP FUNDS, INC.
           (Exact Name of Registrant as Specified in Charter)

             1210 SOUTH HUNTRESS COURT, MCLEAN, VA  22102
                (Address of Principal Executive Offices)

                             703-356-6121
                     (Registrants Telephone Number)

     REX BLANKINSHIP, 1210 SOUTH HUNTRESS COURT, MCLEAN, VA  22102
                (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:   As soon as practicable
after the effective date of this registration.


Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.


The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to Section 8(A) may determine.

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                             BLANKINSHIP VALUE FUND



                                   PROSPECTUS
                                  June 27, 2003












This Prospectus contains important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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                                TABLE OF CONTENTS



Goals and Strategies                                 1
Principal Risks                                      3
Performance                                          4
Fees and Expenses                                    5
Management of the Fund                               6
Investing in the Fund                                7
 Pricing of Fund Shares                              7
 Opening Your Account                                7
 Adding to Your Account                              9
 Redeeming (Selling) Your Shares                    10
 Short-Term Redemption Fee                          11
 Privacy Policy                                     13
For More Information                                14




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                   BLANKINSHIP VALUE FUND


GOALS AND STRATEGIES

Goals: The Blankinship Value Fund (the `Fund') seeks long-term growth of capital. Income, through dividends or interest, is a secondary objective.

Principal Investment Strategies: The Fund emphasizes value investing, meaning it seeks to buy securities for significantly less than their true, or intrinsic value. This fundamental approach is based on the work of the late Benjamin Graham, who coined the term, `margin of safety' as the key concept of investing.
   The Fund invests primarily in common stocks, but may also purchase senior securities, such as preferred stocks and bonds (including high-yield bonds). The Fund may invest in the securities of companies of any size, and place up to 25% of its assets in foreign securities. The Fund is open to this large universe of investments to increase its chances of finding good opportunities. The mix of the Fund's investments at any time depends on which securities the Adviser believes hold the most value.
   The Fund's approach assumes that market inefficiencies and opportunities are more common in the prices of smaller companies. As a result, much of the Fund's research and investment may be focused on the smallest companies in which the Fund can invest, including micro-cap (under $200 million market capitalization) companies. Having a small asset base should be an advantage to a fund investing in small companies because it may be easier to trade without affecting market prices, and because mutual funds generally can't hold more than 10% of a company's stock. For this reason, if management believes growth of the Fund's asset base has become a drag on performance, the Fund may close to new investments.
   The preferred investments of the Fund are stocks of companies headquartered in the U.S. that have quality characteristics such as relatively predictable futures, strong business franchises, good returns on invested capital, minimal debt, and honest and capable management. The Fund's criteria are high and almost always involve tradeoffs; businesses that score well on most of these factors are rare, and even rarer at good prices. When the Adviser believes a great opportunity has been identified, the Fund's `non-diversified' classification allows it to invest up to 25% of the Fund's total assets in that company's stock. The Adviser believes concentrating on the best investments improves

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chances of above average results, and that a greater margin of safety on individual investments can compensate, to some degree, for less diversification.
   The Fund favors long holding periods to reduce brokerage expenses of the fund and taxes paid by shareholders. However, owning good investments and avoiding unnecessary risks are even more important. Therefore, the Fund considers selling a security if the Adviser's evaluation changes significantly, such as when the market price of a security approaches its estimated value, when there is a change in the company's situation, or for other reasons. The Adviser also tries to minimize the distribution of taxable capital gains to shareholders, within the constraints of the investment objectives, by offsetting capital gains with capital losses. (A capital gain occurs when the Fund sells a stock at a higher price than the purchase price; a capital loss occurs when the Fund sells a stock at a lower price than the purchase price.) The Adviser carefully manages the trading costs of tax reduction strategies so that the Fund may be an appropriate investment for shareholders in taxable or non-taxable accounts. Although not planned as part of normal operations, the Fund may engage in active and frequent trading to achieve its principal investment strategies, and that could increase the trading costs of the Fund and the taxes paid by its shareholders.
   The Fund may hold substantial cash reserves for extended periods while seeking better investments. It may be difficult to find enough good investments because market prices are high, because of large inflows of cash to the fund, or for other reasons. Holding cash during these times may cause the Fund to trail market indexes when they are rising, but is designed to help the Fund avoid speculative investments, and the losses that often follow. Patience and inactivity are sometimes required for successful investing. The Fund will also tend to hold some cash as a matter of course -- to fund redemptions, and to be ready for new investment opportunities.
   As an alternative to holding cash at low rates of return, the Fund may invest in special situations, which may involve corporate liquidations, reorganizations, mergers, litigation, or other circumstances the Adviser believes will provide attractive returns to the Fund, and are usually expected to be resolved within a year. The Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in response to adverse market, economic, political, or other conditions. When taking such a temporary defensive position, the Fund may not achieve its investment objective.

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PRINCIPAL RISKS

   Investment in the Fund is subject to the following principal risks, which could reduce the returns on your investment or cause you to lose money:

Market Risk: Prices of securities (and stocks in particular) have historically fluctuated, and the value of your investment in the Fund will similarly fluctuate. The risk that you will lose money may be increased if you have a short-term perspective, or need to sell your shares quickly.

Focused Portfolio Risk: The Fund is classified as `non-diversified'. This means that the Fund can have fewer investments than a `diversified' fund of comparable size. As a result, the Fund may be more subject to the risk of a price decline or loss due to a change in value of one, or a few of its holdings.

Style Risk: The Fund's mix of investments at a given time is based on which securities the Adviser believes hold the most value in achieving the Fund's investment objective.
However, the mix held by the Fund may result in lower returns compared to other funds, or in losses. For example, the fund may own significant cash or non-equity investments in a rising stock market, thereby producing smaller gains than funds invested solely in stocks. Or, the Fund could be heavily invested in stocks during a period of stock market or sector decline, causing the Fund's shares to decline in value.

Management Risk: Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

Micro-cap/Small Company Risk: The Fund may invest in companies of any size, and may invest up to 100% of assets in micro-cap companies (market capitalization below $200 million). These securities tend to be much more volatile than those of larger companies. Micro-cap companies may have limited resources for expanding or surviving in a competitive environment, lack depth of management, have a limited product line, and be more sensitive to economic downturns than large cap companies. The markets for these securities are also less liquid than those for larger companies.

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Interest Rate Risk:  Generally, when interest rates rise,
prices of financial investments tend to fall. Prices of securities covering longer time frames, such as stocks and long-term bonds, are particularly susceptible to increasing interest rates. During periods of increasing interest rates, the Fund's investments in these securities may decline in value.

High-Yield Risk: The Fund may invest in high-yield securities (commonly known as `junk bonds'), which may expose the Fund to greater risks than higher-grade securities. These securities are usually considered speculative investments and their value often fluctuates more widely than higher-grade securities.

Special Situations Risk: Special situations the Fund may use as short-term investments (e.g. liquidations, reorganizations, recapitalizations or mergers, material litigation) could change, be terminated, or involve longer time frames than originally expected.

Foreign Risk: In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political developments and potentially are more difficult to liquidate.


Who Should Invest: The Adviser believes the Fund is most suitable for long-term investors who understand and endorse its investment strategies, and can remain committed through fluctuations in the value of their investment. Long-term, as defined by management and the Adviser, is at least five years. The Fund may be appropriate for investors in both taxable and non-taxable accounts. It is not appropriate for short-term investors, those trying to time the market, those requiring broad diversification in a single fund, or those who would panic during a major decline in the overall market or the value of the Fund's shares.


PERFORMANCE

   The Fund is new and does not yet have an operating history or performance data. Performance information will be sent to shareholders in the Fund's semi-annual and annual reports. Non-shareholders may also receive copies of these reports without charge by contacting the Fund at (800) 240-9631.

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FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases        None
Maximum Deferred Sales Charge (Load)                    None
Maximum Sales Charge (Load) on Reinvested Dividends     None
Redemption Fee(1)                                       1.00%
IRA Custodian Fee(2)                                    None

Annual Fund Operating Expenses (expenses that are deducted
from Fund assets):
Management Fees(3)                                      1.50%
Distribution (12b-1) Fees(4)                            0.00%
Other Expenses(5)                                       0.00%
   Total Operating Expenses                             1.50%
Fee Waivers(6)                                         (1.00%)
   Net Expenses                                         0.50%

(1) Redemption Fee is 1.00% on redemptions made in less than one year after opening an account. This fee is not charged for redemptions required by law, such as minimum IRA distributions. The redemption fee is paid to the Fund to help cover transaction costs of short-term investors.

(2) IRA Custodian Fee is not charged if the account balance is at least $5,000. A $25 fee may be charged annually on all IRA accounts having a balance below $5,000, at the discretion of the Fund's Management or Directors. If the fee is charged, each account holder will have the choice of paying the fee directly, or having it deducted from their IRA account balance.

(3) Management Fees are 1.00% for investment advisory services and 0.50% for administrative services. Both fees are paid to the Fund's Adviser under the Management
Agreement.

(4) By contract, the Adviser pays all distribution fees. The
Fund does not have a 12b-1 plan or fee.

(5) Other Expenses are based on estimated amounts for the current fiscal year. Under the Management Agreement, the Fund's Adviser is

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responsible for paying all the Fund's expenses except
brokerage, taxes, interest, and extraordinary expenses.

(6) The Adviser has waived fees equal to 1.0% for the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses don't change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year         3 Years
Expenses(1)     $154            $478

(1) This example excludes the effect of the Adviser's contractual waiver of 1.00% in annualized fees for the current fiscal year. This fee waiver would be expected to reduce expenses in the above example to $51 for the 1-year period, and to $375 for the 3-year period. The Management Contract and the fee waiver can be terminated by the Fund on 30 days written notice.


MANAGEMENT OF THE FUND

Investment Adviser:  Blankinship Corporation, 1210 South
Huntress Court, McLean, VA 22102 serves as the Fund's investment adviser (the `Adviser'), and is registered with the Securities and Exchange Commission as an investment advisor. The Adviser has no prior experience as an investment adviser. The Adviser manages the investments of the Fund and is also responsible for the overall administration of the business affairs of the Fund. As compensation for its services the Adviser receives annualized fees equal to 1.50% of the average net assets of the Fund. (1.00% of which is investment advisory fees and 0.50% of which is administrative service fees.) The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, and extraordinary expenses.

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Portfolio Manager:  Dr. Rex Blankinship, President of the
Adviser, is a Certified Public Accountant, and is responsible for the day-to-day management of the Fund's portfolio. His business experience includes consulting to clients ranging from start-ups to Fortune 500 companies over a 20-year period. He was also a Partner in International Registries, a legal and financial services firm providing management services for foreign ship and corporate registries, including banking and trust services, through a network of international offices. His Ph.D. is from the University of Maryland's Smith School of Business, and he holds MBA and BS degrees from Virginia Tech.


INVESTING IN THE FUND

Pricing of Fund Shares: Shares of the Fund are offered at each share's net asset value (NAV). NAV per share is calculated by (1) adding the value of Fund investments, cash and other assets, (2) subtracting Fund liabilities, and then
(3) dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange (NYSE) is open for business at the close of regular trading hours on the Exchange, currently 4:00 P.M. Eastern Time. In the event that the NYSE closes early, the share price will be determined as of the time of closing. When the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Opening Your Account: The Fund is `no-load', meaning that there are no purchase or sales charges. There are also no distribution (12b-1) fees, which funds can charge and still be classified as `no-load'. Please be aware there is a fee of 1% of any redemptions made in less than one year after opening your account (see `Redemption Fee' below for details). The redemption fee is retained in the Fund, and is designed to compensate other Fund investors for the effects of short-term investors, whose in-and-out activity can increase the Fund's transaction costs and reduce the Fund's tax efficiency by causing it to realize capital gains.

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   To open your new account with the Fund, complete the
steps below. If you have any questions, please contact the Fund at (800) 240-9631.

1. Complete and sign the Share Purchase Application form provided with this Prospectus.

2. Complete and sign the Form W-9 provided with this Prospectus. (Without a signed Form W-9, the Fund is required by law to withhold Federal Taxes from any dividends, distributions and redemptions you may have.)

3. Your initial investment may be made by check, money order, or wire transfer payable to Blankinship Value Fund. The minimum initial investment is $2,000. (Less may be accepted under special circumstances; the Fund reserves the right to change its minimums at any time.) If you wish to make payment by wire transfer, please contact the Fund at
     (800) 240-9631 for wire transfer instructions.

4.   Mail your completed Share Purchase Application, with
     Form W-9, and payment to:

        Blankinship Value Fund
        1210 South Huntress Court
        McLean, VA  22102

   The price paid for shares is the Net Asset Value per share (`NAV') next determined after receipt of the purchase order by the Fund. The Fund reserves the right, at its sole discretion, to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management, such termination or rejection is in the best interests of the Fund. There will be no solicitation of states' residents as potential shareholders until registration under the Blue Sky or Notification Laws of such states have been met.
   The Fund does not issue share certificates. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Any transaction in your account, including reinvestment of dividends and distributions, will be confirmed to you in writing. The financial statements of the Fund with a summary of portfolio composition and performance, along with the management's letter to shareholders, will be mailed to shareholders twice a year.

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   In compliance with the USA Patriot Act of 2001, please
note that the Fund will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.

Adding to Your Account: Subsequent purchases may be made by mail, wire transfer, or by phone and are due and payable three business days after the purchase date. To make purchases to your existing account by mail, simply send a check payable to the Blankinship Value Fund to the address above. Be sure to note your Fund account number on the check. The minimum is $200, but less may be accepted under special circumstances, and the fund reserves the right to change its minimums at any time.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions.
Reinvestment, for the shareholder, will be at net asset value on the close of business on the distribution date. A
Shareholder may at any time, by letter or forms supplied by the Fund, direct the Fund to pay the dividends and/or capital gains distributions to the shareholder in cash.

Purchasing through Financial Service Organizations: You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

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Investing by Automatic Plan:  You may purchase shares of the
Fund through an Automatic Investment Plan (Plan). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund, and may be helpful to you in implementing `dollar-cost-averaging' in a taxable account. The Fund may alter, modify, amend, or terminate the Plan at any time, but will notify Plan participants at least 30 days in advance if it does so. For more information about the Plan, please call the Fund at (800) 240-9631.

Redeeming (Selling) Your Shares: You may sell your shares at any time. However, a fee of 1% is deducted from proceeds of redemptions made within a year after the initial investment in a new account. (See `Redemption Fee' below.)
Redemption requests should be sent via U.S. mail or courier service to:

    Blankinship Value Fund
    1210 South Huntress Court
    McLean, VA  22102

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in Good Order, which means your request must include:

1.   Your account number.
2. The number of shares to be redeemed or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account, with signature guarantees. Signature guarantees are designed to protect both you and the Fund from fraud, and are required for redemptions, unless the shareholder is known to management. To obtain a signature guarantee, visit a bank, trust company, broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, `Signature Guarantee'.
4. Any supporting legal documentation that is required in the case of estates, trusts, corporations, or partnerships, and certain other types of accounts.
5. If you wish to have redemption proceeds wired to a bank account, include full and complete wire instructions in the written redemption request. A fee may be deduct from your account or proceeds for outgoing wire transfers.

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If you have any questions about what is required for your
redemption request, please call the Fund at (800) 240-9631.
   Payment by the Fund will ordinarily be made within four business days after tender. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears or for 15 days, whichever comes first. The Fund may suspend the right of redemption or postpone the date of payment for the following reasons:

o The New York Stock Exchange is closed for other than customary weekend or holiday closings;
o Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or other authority;
o The Securities and Exchange Commission or other authority has determined that an emergency exists making disposal of the Fund's securities or valuation of net assets not practicable;
o Other extraordinary events which may restrict the Fund from selling its securities or distributing its liquid assets.

The Fund intends to make payments in cash, but reserves the right to make payments in kind.

Short-Term Redemption Fee: A fee of 1% is imposed on redemptions made within one year of the initial investment in a new account. The 1% fee is calculated on the net asset value of the redeemed shares at the time of redemption. This is neither a deferred sales charge nor a commission paid to a distributor. This fee is retained in the Fund, and is designed to compensate remaining Fund investors for the effects of short-term investors, whose in-and-out activity can increase the Fund's transaction costs and reduce the Fund's tax efficiency by causing it to realize capital gains. The redemption fee will not be charged on distributions required by law, such as mandatory IRA distributions, or on forced redemptions of very small accounts (see below). This fee may be modified or discontinued at any time.

Redemption of Very Small Accounts: If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, the Fund will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1,500 before any action is taken. This right of redemption shall not apply if the value of your account drops below

$1,500 solely as the result of market action. The Fund reserves this right of redemption because of the expense to the Fund of maintaining relatively small accounts.

Redemption of Large Accounts: While a shareholder may redeem at any time without notice, it is important for fund operations that you call the Fund at least a week in advance before you redeem an amount of $100,000 or more. We must consider the interests of all Fund shareholders and reserve the right to delay delivery of your redemption proceeds - up to seven days - if the amount will disrupt the Fund's operation or performance.

Retirement Distributions: A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation and determining the withholding requirement for the specific situation. If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and the shareholder understands there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Dividends and Distributions: Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.
   The Fund realizes a capital gain when it sells a security for more than it paid, and a capital loss when it sells a security for less than it paid. The Fund makes distributions of its net realized capital gains (after any reductions for capital loss carry forwards), at least annually.
   Unless you elect in writing to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Fund.

Tax Consequences: The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.
   Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of capital gains are taxable based on the Fund's holding period, either short or long-term, regardless of the length of you're your shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund. You will be advised annually of the source of distributions for federal income tax purposes.
   Redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Backup Withholding: By law, the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or if you do not certify that it is correct, or if the IRS instructs the Fund to do so.

Distribution Arrangements: The Fund is `no-load', meaning that there are no purchase or sales charges. There are also no distribution (12b-1) fees, which funds can charge and still be classified as `no-load'.

Privacy Policy: Protecting your personal information is a priority for the Blankinship Value Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information about you in the following ways: from information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and from information arising from your investment in the Fund.
   The Fund utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a needs information only basis to personnel utilizing this information to provide products or services to you.
   The Fund does not disclose any non-public personal information about you, except as required by the Adviser to fulfill its obligations to the Fund or as required by law. For example, the Fund has entered into arrangements with the Adviser to provide investment advisory, administrative, and other services and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.

                   BLANKINSHIP VALUE FUND
                    Shareholder Services
                  1210 South Huntress Court
                      McLean, VA 22102
                    Phone: (800) 240-9631
                     Fax: (703) 448-0173


For more information about Blankinship Value Fund, please refer to:

STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS, which include detailed portfolio holdings and financial statements. Annual Reports also include a discussion of recent market conditions and Fund investment strategy, and the auditor's report.

For a free copy of the current annual/semi-annual report or the SAI, or for any questions, please call the Fund at (800)
240-9631.





Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102


Investment Company Act file no. 811-21387

                   BLANKINSHIP VALUE FUND
             A Series of Blankinship Funds, Inc.
                  Toll-free: (800) 240-9631



             STATEMENT OF ADDITIONAL INFORMATION
                        June 27, 2003












This Statement of Additional Information (SAI) is not a prospectus, but should be read in conjunction with the Fund's current prospectus, dated June 27, 2003. The prospectus and the shareholder reports are available without charge by calling the Fund at the number above.

                      TABLE OF CONTENTS


Background                                             1
Investments and Risks                                  1
 Preferred Stock                                       1
 Convertible Securities                                1
 Debt Securities                                       2
 High-Yield Debt Securities                            3
 Zero Coupon and Structured Securities                 4
 Restricted and Illiquid Securities                    5
 Real Estate Investment Trusts                         5
 Cash Reserves                                         5
 Mutual Funds                                          5
 Repurchase Agreements                                 6
 Foreign Securities                                    7
 Foreign Currency Transactions                         7
 Other Rights to Acquire Securities                    9
 Master-Feeder Option                                  9
 Temporary Defensive Positions                        10
Investment Restrictions                               10
Management                                            11
 Compensation of Directors and Officers               13
 Codes of Ethics                                      13
 Control Persons & Principal Holders of Securities    13
 Investment Adviser                                   13
 Other Service Providers                              15
 Brokerage Allocation and Other Practices             15
 Capital Stock and Shareholder Rights                 16
 Offering Price and Redemption in Kind                16
 Taxation of the Fund                                 17
 Underwriters                                         17
 Financial Statements                                 17

                BLANKINSHIP VALUE FUND


BACKGROUND

   Blankinship Funds, Inc. (the `Corporation') was incorporated in Maryland on March 14, 2003. The
Articles of Incorporation authorize the Board of Directors (the `Board') to designate multiple classes, or `series' of shares, each of which may operate as a separate investment fund. The Blankinship Value Fund
(the `Fund') is the first series of the Corporation.


INVESTMENTS AND RISKS

   The Fund is classified as an open-end, management investment company. Unless otherwise noted, the Fund's objectives and policies are not fundamental, meaning they can be changed by the Board without a shareholder vote. The Fund's principal investment objectives and strategies are discussed in the prospectus. This section provides additional information concerning the Fund's investment policies, the securities in which the Fund may invest, and the risks associated with those securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of directors.
Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience losses due to adverse interest rate movements or a decline in the issuer's credit rating.

Convertible Securities: Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation.
These securities are
generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates.
While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As a result, the value of a convertible security is generally is based on these two components, the fixed income stream, and the conversion option. The market prices and risks of convertibles tend to parallel the underlying values and risks associated with these two components. The value of the fixed income stream is subject to the credit risk that the issuer will not meet payments, as well as the interest rate risk whereby the values of fixed income investments tend to decline when interest rates rise. The value of the conversion option is affected mainly by the terms of the conversion and the value of the security to which it may be converted. If the issuer's business performs so poorly that the risk of default increases, both components of the convertible's value are likely to be affected, and a significant loss in the convertible investment may occur.

Debt Securities: The Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S.
Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered, and debt securities of any rating, including unrated securities (see `High-Yield
Debt Securities', below). The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.
   A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.
   Debt securities and most other financial assets face the risk that their principal value will decline because of a change in interest rates.

Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

High-Yield Debt Securities: The Fund may invest in high-yield debt securities, commonly referred to as `junk bonds'. Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default.
At the time of purchase, the Fund will not invest more than 25% of its net assets in securities rated below
Baa by Moody's Investors Service, Inc. (Moody's), below
BBB by Standard & Poor's Ratings Group (Standard &
Poor's), or which are unrated.
   The ratings of Moody's and Standard & Poor's represent their opinions as to the credit quality of the securities they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objectives, the Fund depends on the Adviser's analysis to identify investment opportunities. For the Fund, credit analysis is not a process of merely measuring the probability of a money default occurring, but may also involve measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.
   Before investing in any high-yield debt
instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure relative to any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.
   The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, general market liquidity, and the risk of an issuer's inability to meet principal and interest payments. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.

   Lower rated or unrated debt obligations also present reinvestment risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.
   The market values of these higher-yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Under adverse economic conditions, there is a risk that highly-leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. Under deteriorating economic conditions or rising interest rates, the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken significantly than that of issuers of higher-rated securities.
   The Fund may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or Standard & Poor's of C1 or lower). In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

Zero Coupon and Structured Securities: The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held from issuance to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest. Structured securities, particularly mortgage-backed securities, are usually subject to some degree of prepayment risk which can vary significantly with various economic and market factors. Depending on the nature of the structured security purchased, a change in the rate of prepayments may increase or reduce the yield to the Fund from the investment and expose the Fund to the risk that any reinvestment will be at a lower yield.

Restricted and Illiquid Securities: The Fund may invest in illiquid securities, which may present a greater risk of loss because they may be difficult to sell promptly at an acceptable price because of a lack of an available market or for other reasons.
   The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.
   Restricted and illiquid securities are valued in such good faith manner as the Board deems appropriate to reflect the fair market value of such securities.

Real Estate Investment Trusts: The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based on available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits, resulting in the excess portion of these dividends being designated as a return of capital. If the Fund includes gross dividends from REITs in its distributions to its shareholders, a portion of the Fund's distributions may also be designated as a return of capital to shareholders. (A return of capital is normally not taxable, but reduces the shareholder's basis in the investment, resulting in a larger capital gain when the shares are sold. Consult your tax adviser for specifics.) The Fund will not invest more than 25% of its assets in REITs.

Cash Reserves: The Fund may hold a significant portion of its net assets in cash or cash equivalents, to maintain liquidity to meet shareholder redemptions, while searching for better long-term investments, or for temporary defensive purposes. These reserves will generally be held in investments such as s U.S.
Government debt instruments, money market funds, and repurchase agreements.

Mutual Funds: Subject to restrictions set forth in the Investment Company Act of 1940 (the `1940 Act'), the
Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.
   The risks associated with the Fund's investment in other regulated investment companies depend on the nature of the investment company. Money market mutual funds are the most likely investment of this type to be used by the Fund, and would be used to hold cash reserves. Although money market funds are relatively low risk, they are not guaranteed investments and can lose money.

Repurchase Agreements: The Fund may enter into repurchase agreements with member banks of the Federal
Reserve System, any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase. A repurchase agreement provides a means for each Fund to earn income on funds for periods as short as overnight.
It is an arrangement under which the purchaser (i.e., the Fund) acquires a debt security (`Obligation') and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.
Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price (plus any interest accrued if interest will be paid in cash) on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Fund's custodian or in the Federal Reserve
Book Entry system.
   For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Foreign Securities: The Fund may invest up to 25% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts
(ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S.
companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes.
Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of unanticipated expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the value of an investment in the Fund.

Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received
(or the guarantors of the
obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.
   The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or quoted in that currency.
   The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.
   The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.
   To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging may be used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S.
dollars. The amount of the contract would not exceed the value of the Fund's securities denominated linked currencies. For example, if the Adviser considers that the Hong Kong dollar is linked to the Euro, and the Fund holds securities denominated in Hong Kong dollars and the Adviser believes that the value of such dollars will decline against the U.S. dollar, the Adviser may cause the Fund to enter into a contract to sell Euro and buy U.S. dollars. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time when a Fund is engaging in proxy hedging.
   Currency transactions are subject to risks different from those of other portfolio transactions.
Because currency control is of great
importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.
Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.

Other Rights to Acquire Securities: The Fund may also invest in other rights to acquire securities, such as options and warrants. These securities represent the right to acquire a fixed or variable amount of a particular issue of securities at a fixed or formula price either during specified periods or only immediately prior to termination. These securities are generally exercisable at premiums above the value of the underlying security at the time the right is issued. These rights are more volatile than the underlying stock and will result in a total loss of the Fund's investment if they expire without being exercised because the value of the underlying security does not exceed the exercise price of the right.

Master-Feeder Option: Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Directors, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Temporary Defensive Position:  As discussed in the
`Principal Investment Strategies' section of the Prospectus, the Fund may take temporary defensive positions. These positions could include all types of U.S. government obligations, and money market funds.
The Fund may also invest in special situations, which may involve corporate liquidations, reorganizations, mergers, litigation, or other circumstances the Adviser believes will provide attractive returns to the Fund, and are usually expected to be resolved within a year.


INVESTMENT RESTRICTIONS

   The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund. As defined in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy.
   As fundamental policies, the Fund will not:

1.   Issue senior securities (as defined in the 1940
     Act). Borrowings permitted by Item 2 below are not senior securities.

2. Borrow money or pledge, mortgage or hypothecate any of its assets except that the Fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 10% of the value of the Fund's net assets when the borrowing is made. The Fund will not purchase any portfolio securities while borrowings exceed 5% of its net assets.

3. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

4. Invest more than 25% of the Fund's net assets in the securities of any one issuer or industry, other than Government Securities or the securities of other regulated investment companies (i.e., mutual funds).

5. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

6. Purchase or sell real estate (other than securities representing interests in real estate or fixed income obligations directly or indirectly secured by real estate and other than real estate acquired upon exercise of rights under such securities).

7. Purchase or sell commodities or contracts relating to commodities (other than currencies, to the extent they may be considered to be commodities).

8. Make loans, except that the Fund may loan portfolio securities, enter into repurchase agreements, and purchase debt obligations.

The Fund is required to comply with the above fundamental investment restrictions only at the time the relevant action is taken; a restriction will not be considered violated and the Fund will not be required to liquidate an existing position because of subsequent changes in the market value of an investment, or in the value of the Fund's net or total assets.


MANAGEMENT

Board of Directors:  The Board oversees the
Corporation's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. Information pertaining to the directors and officers of the Corporation is provided in the following table.

NAME
ADDRESS                   POSITION(S)
AGE                       HELD WITH
(YEARS OF SERVICE*)       FUND         PRINCIPAL OCCUPATION PAST 5 YRS
------------------------  -----------  --------------------------------

INDEPENDENT DIRECTORS:

Alexander J. Falk, Jr.    Director     Retired executive of Verizon
7718 Bridle Path Ln.                   Communications.
McLean, VA 22102
Age: 65
(Less than 1 year)

Archibald N. Stewart,     Director     Retired since 1999.
10022 Lochness Ct.                     Previously, Chairman and a
Vienna, VA 22180                       Partner of International
Age: 70                                Registries, a legal,
(Less than 1 year)                     administrative, and financial
                                       services firm.

INTRESTED DIRECTORS:

Rex Blankinship**         Director,    As President of Blankinship
1210 S. Huntress Ct.      President,   Corporation, was a consultant
McLean, VA  22102         Treasurer,   specializing in financial
Age: 48                   Secretary    systems. Prior to 2001, was
(Less than 1 year)                     also a Partner in
                                       International Registries, a
                                       legal, administrative, and
                                       financial services firm.

OFFICERS:

Janet L. Barnes**         Vice-        Chief Information Officer,
1210 S. Huntress Ct.      President,   U.S. Government Office of
McLean, VA 22102          Assistant    Personnel Management
Age: 53                   Treasurer,
(Less than 1 year)        Assistant
                          Secretary

* There is no stated term of office for the Fund's Directors.

** Rex Blankinship is an interested director because he serves as a director and officer of the investment adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a director and officer of the investment adviser.

No directors of the Fund hold other directorships, or oversee other funds, except as disclosed above.

Compensation of Directors and Officers: As of the date of this filing, there have been no payments made to any of the Fund's directors, officers, or affiliated persons. The Fund will consider payments to directors after the Fund has established an operating history and asset base. Rex Blankinship will receive benefit from the Management Contract fees payable to Blankinship
Corporation and, therefore, will not be eligible to receive directors' fees or salary as President as long as his firm acts as the Fund's investment adviser.

Codes of Ethics:  The Fund and its Adviser have adopted
Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Fund and/or the Adviser. These Codes are included as attachments to this filing. Personnel subject to these Codes are permitted to invest in securities that may be purchased or held by the Fund, but the Codes prohibit and are designed to prevent fraudulent, deceptive, or manipulative activity in connection with these personal transactions.

Control Persons and Principal Holders of Securities:
As of the date of this filing, Rex Blankinship, 1210
South Huntress Court, McLean, Virginia 22102, is the owner of record for 100% of the outstanding voting securities of the Fund, based on an initial investment of $1,000.00. Dr. Blankinship is a director and officer of the Fund, and of its Adviser. After the Fund takes in initial seed capital and is registered to sell shares to the public, control of the Fund's voting securities will be in proportion to the shares purchased by each investor.

Investment Adviser: Information on the Fund's investment adviser, Blankinship Corporation (the
`Adviser') is set forth in the prospectus. This section contains additional information concerning the Adviser.
   The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to the Management Agreement with the Fund. Rex Blankinship is President, a Director, and the sole shareholder of the Adviser, and serves as a Director, President, Treasurer, and Secretary of the Fund. Janet L. Barnes is Vice President, Secretary, and a Director of the Adviser and serves as Vice President, Assistant
Treasurer, and Assistant Secretary of the Fund.
   Under the terms of the Management Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser determines what investments should be purchased, sold, and held; and makes changes on behalf of the Corporation in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board. For its Investment Advisory Services to the
Fund, the Corporation pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of average net assets of the Fund, computed daily based upon the daily average net assets of the Fund.
   Under the Management Agreement, the Adviser also provides, or arranges to provide, day-to-day
Administrative Services to the Fund including, but not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting, and insurance. For its Administrative Services to the Fund, the Corporation pays to the Adviser, on the last day of each month, an annualized fee equal to 0.50% of average net assets of the Fund, computed daily based upon the daily average net assets of the Fund.
   The Management Agreement states that the Adviser is not responsible for: interest; taxes; any extraordinary expense, including but not limited to litigation and indemnification costs and expenses; brokers' commissions and other costs of securities transactions.
Under the Management Agreement, the Adviser may, with the Corporation's permission, employ third parties to assist it in performing the various Administrative
Services required of the Fund. The Adviser is responsible for compensating such parties.
   As of the date of this filing, no fees have been paid to the Adviser under the Management Agreement.
   The Management Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory
Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.
   The Management Agreement has an initial term of two years, and may be continued thereafter from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Directors of the Fund who are not interested persons of the Fund or the Adviser, and by a majority of the Board as a whole or by the vote of a majority (as defined in the 1940
Act) of the outstanding shares of the Fund. The
Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).
   In approving the Management Agreement, the Board considered various factors, including the Adviser's commitment to pay the startup expenses of the Corporation, the 1.00% fee for Investment Advisory Services, the 0.50% fee for Administrative Services, and that operating under the Management Agreement, total expenses to the Fund were expected to be 1.50%, plus specific expenses excluded from the Agreement. It was estimated that the cost of the Agreement to the Adviser would substantially exceed
1.50% for the foreseeable future, resulting in a net benefit to the Fund. Expense ratios of similar funds and startup funds were reviewed. Certain aspects of the Management Agreement were expected to simplify accounting records and reduce the risk of errors. The
Board also considered: the Adviser's officers may serve free of charge as directors or officers of the Fund, without compensation for these roles, other than the contract fees; the research and administrative capabilities, business background and reputation of the Adviser, and that the Adviser may waive some fees to benefit the Fund, at the discretion of the Adviser. No single factor was considered in isolation or was dominant in the decision of the Directors. Rather, the Directors weighed and balanced all factors considered before approving the Management Agreement.

Other Service Providers: The Fund acts as self-custodian for securities, as provided under Rule 17f-2 of the 1940 Act. The Fund's independent public accountant is Sanville & Company, 1514 Old York Road,
Abington, PA 19001. Sanville & Company performs audits of the Fund's financial statements.

Brokerage Allocation and Other Practices: The Fund has not yet started operations and therefore has had no brokerage transactions.
   The Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Fund and is directed to use its best efforts to obtain the best net results. The Adviser may, in its discretion, purchase and sell Fund securities from and to brokers and dealers who provide the Fund with research, analysis, advice and similar services, and Adviser may pay to these brokers and dealers, in return for research and analysis, a higher commission or spread than may be charged by other brokers and dealers, provided that Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Adviser to the Fund and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term. Consistent with the Rules of Fair
Practice of the National Association of Securities
Dealers,

Inc., and subject to its obligations to the Fund, the Advisor may also give consideration to sales of shares of the Fund or marketing assistance as factors in the selection of brokers and dealers to execute portfolio transactions.

Capital Stock and Shareholder Rights:  The
Corporation's Articles of Incorporation permit the Board to issue 100,000,000 shares of common stock. The
Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Corporation.
   Shareholders are entitled to: one vote per full share; to such distributions as may be declared by the Board out of funds legally available; and upon liquidation, to participate ratably in the assets available for distribution.
   There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and non-assessable.
   According to the laws of Maryland under which the Corporation was formed and the Corporation's Bylaws, the Corporation is not required to hold an annual meeting of shareholders unless required under the 1940
Act. In order to avoid unnecessary expenses, the Fund does not normally intend to hold annual meetings of shareholders. The Board or the shareholders may call
Special Meetings of Shareholders for the removal of directors or for other actions for which a shareholder vote may be required by the 1940 Act.

Offering Price and Redemption in Kind: The Fund always trades at the net asset value, meaning that the offering and redemption prices are always the same.
Details about thenet asset value calculation are provided in the section titled `Pricing of Fund Shares' in the Prospectus. Redemption in kind is discussed in the Prospectus section titled, `Redeeming (Selling)
Your Shares'.

Taxation of the Fund: As stated in the Prospectus, the Fund intends to qualify under Subchapter M of the Internal Revenue Code. If the Fund does not qualify under Subchapter M, it would not be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.

Underwriters: The Fund distributes its own shares and pays no underwriting commissions. Under the Management
Agreement (see `Investment Adviser'), the Adviser is paid an annualized fee of 0.50% of average net assets of the Fund for Administrative Services, which include assisting the Fund with distribution and marketing of its shares, and acting as transfer agent. The Adviser is a registered transfer agent and handles all Fund share purchases and redemptions.

Financial Statements: The Independent Auditor's Report and audit of the accompanying statement of assets and liabilities of the Fund will be filed upon receipt from the Securities and Exchange Commission of notice that the registrant has modified its filing in response to their comments and concerns in a satisfactory manner.

               PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)  Articles of Incorporation - Filed herewith as
     Exhibit 23A.

(b)  By-laws - Filed herewith as Exhibit 23B.

(c)  Instruments Defining Rights of Security Holders -
     None.  See Articles of Incorporation.

(d)  Investment Advisory Contracts - Filed herewith as
     Exhibit 23D.

(e)  Underwriting Contracts - None.

(f)  Bonus or Profit Sharing Contracts - None.

(g)  Custodian Agreements - None.

(h)  Other Material Contracts - None.

(i)  Legal Opinion - Filed herewith as Exhibit 23I.

(j)  Other Opinions - None.

(k)  Omitted Financial Statements - None.

(l)  Initial Capital Agreements - Filed herewith as
     Exhibit 23L.

(m)  Rule 12b-1 Plan - None.

(n)  Rule 18f-3 Plan - None.

(o)  Reserved.

(p) Codes of Ethics. Filed herewith as Exhibits 23P1 and 23P2.


Item 24. Persons Controlled by or Under Common Control with the Fund:

     As of the date of this filing, Rex Blankinship, 1210 South Huntress Court, McLean, Virginia 22102, is the owner of record for 100% of the outstanding voting securities of the Fund, based on an initial investment of $1,000.00. Dr. Blankinship is a director and officer of the Fund, and of its Adviser. Dr.
Blankinship also owns 100% of the outstanding voting securities of the Adviser, Blankinship Corporation.
After the Fund takes in initial seed capital and is registered to sell shares to the public, control of the Fund's voting securities will be in proportion to the shares purchased by each investor.


Item 25.  Indemnification:

In general, the Articles of Incorporation and By-Laws of the Corporation provide that the Corporation shall indemnify any director or officer of the Corporation to the fullest extent permitted by the Maryland General
Corporation Law and the Investment Company Act of 1940.
The Management Agreement provides that any person that is a director, officer, employee, or agent of both the Fund and the Adviser shall be deemed to be acting solely for the Fund when acting in any business of the Fund. In any case, no person shall be protected against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


Item 26.  Business and Other Connections of the
Investment Adviser:

Ms. Janet Barnes is a director and officer of the Adviser and is employed on a full-time basis as the Chief Information Officer of the United States Office of Personnel Management, 1900 E Street NW, Washington,
DC 20415.


Item 27.  Principal Underwriters:

The Fund distributes its own shares and pays no underwriting commissions. Under the Management
Agreement, the Adviser is paid an annualized fee of 0.50% of average net assets of the Fund for Administrative Services, which include assisting the Fund with distribution and marketing of its shares, and acting as transfer agent. The Adviser does not act as a principal underwriter, depositor, or investment adviser for any other investment companies.


Item 28.  Location of Accounts and Records:

The accounts, books, and documents of the Fund are held at the Fund's office at 1210 South Huntress Court,
McLean, VA 22102, with the exception of security certificates that are held in a local bank safe deposit box in accordance with Rule 17f-2 of the 1940 Act.


Item 29.  Management Services:

Not applicable.


Item 30.  Undertakings:

(1) The Fund will file a pre-effective amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
Blankinship Value Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this initial
Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of McLean and State of Virginia on the 30th day of May, 2003.

Blankinship Value Fund, Inc.

By: /s/ Rex Blankinship
-----------------------------------
     Rex Blankinship, President



     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                     TITLE              DATE


By: /s/ Rex Blankinship           Director,          6/27/03
-------------------------------   President
     Rex Blankinship              Treasurer
                                  Secretary



By: /s/ Janet L. Barnes           Vice-President,    6/27/03
-------------------------------   Assistant
     Janet L. Barnes              Treasurer,
                                  Assistant
                                  Secretary



By: /s/ Alexander J. Falk, Jr.    Director           6/27/03
-------------------------------
     Alexander J. Falk, Jr.



By: /s/ Archibald N. Stewart      Director           6/27/03
-------------------------------
     Archibald N. Stewart